Consolidated Statements of Operations and Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2025
Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Schedule of Revenues	Revenues
	2025	2024	2023
		(in €)
Revenues	29,331	165,789	63,089
Total	29,331	165,789	63,089

Schedule of Cost of sales	Cost of sales
	2025	2024	2023
		(in €)
Cost of Sales	7,267,618	3,317,039	532,262
Total	7,267,618	3,317,039	532,262

Schedule of Sales and Marketing Expenses	The table below shows the composition of marketing and sales expenses.
	2025	2024	2023
		(in €)
Third-party expenses	206,881	2,010,120	1,021,082
Marketing expenses	1,469,627	1,573,628	830,076
Employee related expenses	1,956,319	1,806,151	1,040,587
of which equity-settled share-based payment expense	145,158	191,111	67,462
Legal and consulting fees	479,449	910,146	1,054,971
Other expenses	369,735	456,550	54,583
Total marketing and sales expenses	4,482,011	6,756,595	4,001,299

Schedule of Research and Development Expenses

The following table illustrates the general composition of research and development.

	2025	2024	2023
	(in €)
Third-party expenses	15,878,926	23,113,874	31,802,983
Personnel expenses	8,215,944	8,390,010	6,776,853
of which equity-settled share-based payment expenses	1,723,421	1,873,958	1,500,670
Other expenses	1,625,918	3,860,013	2,444,295
Total research and development expenses	25,720,788	35,363,897	41,024,131

Schedule of General and Administrative Expenses	The table below shows the composition of general and administrative expenses.
	2025	2024	2023
		(in €)
Employee related expenses	6,659,436	6,339,421	5,392,905
of which equity-settled share-based payment expense	2,576,059	2,000,739	1,846,356
Legal and consulting fees	3,489,320	2,851,390	3,239,809
Insurance expenses	930,654	1,570,343	1,934,880
Depreciation & amortization expense	392,316	455,497	507,905
Compensation expense for non-executive directors	321,500	321,500	305,984
Other expenses	1,681,860	1,486,290	1,247,273
Total	13,475,085	13,024,441	12,628,756

Schedule of Other Income	In 2023 the group recognized €13.2 million in income relating to the German federal government grant of GOHIBIC (vilobelimab) in severe COVID 19 patients.
	2025	2024	2023
		(in €)
Other income from government grants and research allowances	2,630,750	5,081,772	13,155,250
Further other income	40,631	205,844	64,453
Total	2,671,380	5,287,616	13,219,704

Schedule of Employee Related Expenses

The following table shows the items of employee related expenses:

	2025	2024	2023
		(in €)
Wages and salaries	10,247,581	10,416,490	8,192,143
Social security contributions (employer's share)	1,388,357	1,282,973	944,712
Equity-settled share-based payment expenses (see Note C.10. Share-based payments)	4,444,639	4,065,807	3,414,488
Other	751,122	770,311	659,002
Total	16,831,699	16,535,582	13,210,345

Schedule of Net Financial Result	Net financial result
	2025	2024	2023
	(in €)

Interest income	1,845,428	3,196,813	3,804,827
Interest expenses	(2,692)	(885)	(16,538)
Interest on lease liabilities	(36,547)	(19,770)	(19,090)
Financial result	1,806,189	3,176,159	3,769,199

Foreign exchange income	4,217,941	6,876,161	5,529,389
Foreign exchange expense	(9,070,144)	(3,205,926)	(7,371,261)
Foreign exchange result	(4,852,203)	3,670,235	(1,841,872)

Result of expected credit loss adjustment on marketable securities	2,446	103,285	313,240
Result from the revaluation of pre-funded warrants at fair value	5,681,489	—	—
Other financial result	5,683,935	103,285	313,240
Net financial result	2,637,922	6,949,680	2,240,566

Schedule of Options for Ordinary Shares	Those InflaRx GmbH options were converted into options for ordinary shares of InflaRx N.V. in November 2017:
	2025 Options	2025 WAEP*	2024 Options	2024 WAEP*
Outstanding at January 1	148,433	€0.01	148,433	€0.01
Exercised during the year	—	—	—	—
Outstanding at December 31	148,433	€0.01	148,433	€0.01
Exercisable at December 31	148,433	€0.01	148,433	€0.01

*	Weighted average share price (WAEP)

Schedule of Weighted Average

Other significant inputs into the model are as follows (weighted average):

Share options granted	Options	Fair value per share option	FX rate as of grant date	Fair value per share option	Share price at grant date/ Exercise price	Expected volatility	Expected life (midpoint based)	Risk-free rate (interpolated, U.S. sovereign strips curve)
2023
January 24	1,454,250	$2.11	0.9008	€1.90	$2.37	1.35	5.30	3.571%
January 24	52,500	$2.13	0.9008	€1.92	$2.37	1.35	5.50	3.565%
May 31	60,500	$3.61	0.9361	€3.38	$4.19	1.35	4.50	3.820%
July 7	57,000	$3.59	0.9184	€3.30	$3.89	1.46	5.50	4.320%
July 7	100,000	$3.64	0.9184	€3.34	$3.89	1.46	6.10	4.286%
July 19	4,000	$3.55	0.8911	€3.16	$3.99	1.46	5.50	4.320%
September 18	7,500	$3.15	0.9378	€2.95	$3.54	1.46	5.50	4.320%
	1,735,750

Of the 1,735,750 options granted in 2023, 1,136,000 were granted to members of the executive management or the Board of Directors. In 2023, 31,000 options were forfeited, 105,327 were exercised.

Share options granted	Options	Fair value per share option	FX rate as of grant date	Fair value per share option	Share price at grant date/ Exercise price	Expected volatility	Expected life (midpoint based)	Risk-free rate (interpolated, U.S. sovereign strips curve)
2024
January 05	2,245,000	$1.65	0.9160	€1.51	$1.79	1.47	5.30-5.50	4.023-4.025%
February 21	30,000	$1.40	0.9250	€1.30	$1.51	1.47	5.50	4.308%
October 30	57,500	$1.44	0.9246	€1.33	$1.57	1.43	5.50	4.155%
	2,332,500

Of the 2,332,500 options granted in 2024, 1,300,000 were granted to members of the executive management or the Board of Directors. In 2024, 12,000 options were forfeited, no options were exercised.

Share options granted	Number	Fair value per share option	FX rate as of grant date	Fair value per share option	Share price at grant date/ Exercise price	Expected volatility	Expected life (midpoint based)	Risk-free rate (interpolated, U.S. sovereign strips curve)
2025
January 03	2,452,000	$1.86	0.9710	€1.81	$2.41	0.97	5.50	4.435%
	2,452,000

2016 Plan [Member]
Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Schedule of Weighted Average	Those InflaRx GmbH options were converted into options for ordinary shares of the Company in November 2017:
	2025 Options	2025 WAEP*	2024 Options	2024 WAEP*
Outstanding at January 1	888,632	$1.86/€1.79	888,632	$1.86/€1.68
Exercised during the year	—		—
Outstanding at December 31	888,632	$1.86/€1.58	888,632	$1.86/€1.79
Exercisable at December 31	888,632	$1.86/€1.58	888,632	$1.86/€1.79

*	Conversion rates used for one €: December 31,2025 $0.8511, average rate 2025 $0.8855, December 31,2024 $0.9626, average rate 2024 $0.9242

2017 Plan [Member]
Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Schedule of Options for Ordinary Shares
	2025 Options	2025 WAEP*	2024 Options	2024 WAEP*
Outstanding at January 1	8,905,446	$2.03/€1.95	6,584,946	$2.12/€1.92
Granted during the year	2,452,000	$2.41/€2.13	2,332,500	$1.78/€1.65
Forfeited during the year	(136,250)	$2.21/€1.96	(12,000)	$3.02/€2.79
Expired during the year	(98,876)	$3.03/€2.69	—	0
Outstanding at December 31	11,122,320	$2.10/€1.79	8,905,446	$2.03/€1.95
Exercisable at December 31	10,505,820	$2.08/€1.77	8,129,196	$2.03/€1.96

*	Conversion rates used for one December 31,2025 $0.8511, average rate 2025 $0.8855, December 31,2024 $0.9626, average rate 2024 $0.9242